Related Parties - Summary of Products Acquisition from Pemex Industrial Transformation (Detail) - Pemex Industrial Transformation $ in Thousands	Dec. 31, 2023 MXN ($)
Disclosure of transactions between related parties [line items]
Product	$ 37,083,830
Heavy fuel oil
Disclosure of transactions between related parties [line items]
Product	20,161,371
Industrial diesel
Disclosure of transactions between related parties [line items]
Product	14,487,493
Other countries
Disclosure of transactions between related parties [line items]
Product	1,445,771
Fuel oil
Disclosure of transactions between related parties [line items]
Product	466,198
Natural Gas
Disclosure of transactions between related parties [line items]
Product	521,872
Freights
Disclosure of transactions between related parties [line items]
Product	$ 1,125